Bank borrowings- General (Details) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2017 USD ($)	Mar. 31, 2018 USD ($) item	Mar. 31, 2017 USD ($) item	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Bank borrowings
Long-term borrowings		$ 5,445		¥ 34,153	¥ 30,959
Less: current portion		$ (961)		(6,028)	(5,948)
Bank borrowings
Bank borrowings
Total borrowings				40,181	36,907
Less: current portion				(6,028)	(5,948)
Non-current portion				34,153	30,959
Collateral amount pledged				20,927	6,715
US$4.0 billion syndicated loan denominated in US$ | Bank loans
Bank borrowings
Maturity term		5 years	5 years
Number of lead arrangers | item		8	8
US$4.0 billion syndicated loan denominated in US$ | Bank loans | LIBOR
Bank borrowings
Spread over variable rate (as a percent)		1.10%	1.10%
US$4.0 billion syndicated loan denominated in US$ | Bank loans | Denominated in U.S. dollars
Bank borrowings
Long-term borrowings				24,957	27,346
Principal amount | $		$ 4,000	$ 4,000
Long-term other borrowings | Bank loans
Bank borrowings
Long-term borrowings				9,196	3,613
Weighted average interest rate for the year		4.50%	4.60%
Short-term other borrowings | Bank loans
Bank borrowings
Short-term borrowings				¥ 6,028	¥ 5,948
Short-term other borrowings | Bank loans | Minimum
Bank borrowings
Interest rates		2.20%	1.70%	2.20%	1.70%
Short-term other borrowings | Bank loans | Maximum
Bank borrowings
Interest rates		6.10%	4.80%	6.10%	4.80%
US$5.15 billion revolving credit facility agreement | Bank facility
Bank borrowings
Amount of loan facility | $	$ 5,150
US$5.15 billion revolving credit facility agreement | Bank facility | LIBOR
Bank borrowings
Spread over variable rate (as a percent)	0.95%